Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables [abstract]
Trade payables	$ 5,082	$ 5,338
Other payables	1,588	1,426
Total	6,670	6,764
Current	6,637	6,719
Non-current	$ 33	$ 45